Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Thousands		Common Stock [Member] USD ($) shares	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2021			$ 0		$ 11		$ 1,036		$ 1,036
Balance, shares at Dec. 31, 2021 | shares	[1]	1	1
Dividends							(1,449)		(1,449)
Net income & profit for the year							663		663
Balance at Dec. 31, 2022			$ 0		11		250		261
Balance, shares at Dec. 31, 2022 | shares	[1]	1	1
Dividends							(1,236)		(1,236)
Net income & profit for the year							1,118		1,118
Balance at Dec. 31, 2023		$ 0	$ 0	$ 8	11	$ 97	132	$ 105	143
Balance, shares at Dec. 31, 2023 | shares	[1]	1	1
Dividends						(220)	(300)	(220)	(300)
Net income & profit for the year						126	172	126	172
Share issued during the year		$ 0
Share issued during the year, shares | shares	[1]	15,000,000	15,000,000
Balance at Dec. 31, 2024		$ 0	$ 0	$ 8	$ 11	$ 3	$ 4	$ 11	$ 15
Balance, shares at Dec. 31, 2024 | shares	[1]	1	1

[1]	Retrospectively presented for the effect of 1 share issued on February 15, 2024 in preparation of the Company’s initial public offering